N-4	Nov. 22, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Nov. 22, 2024
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Risks [Table Text Block]
RISKS
Risks Associated with Investment Options
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service
Requests (see Principal Risks).

Investment Restrictions [Text Block]	● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocation of subsequent purchase payments and transfers from another investment option to the Fixed Account are not permitted (see The Fixed Account and Dollar Cost Averaging).● Allocations to the Fixed Account may not be transferred to another investment option except for the purpose of Dollar Cost Averaging program (see The Fixed Account and Dollar Cost Averaging).● Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	None
Item 5. Principal Risks [Table Text Block]	Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options.
Item 10. Benefits Available (N-4) [Text Block]
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

Benefits Available [Table Text Block]
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Available for contracts with applications signed on or after December 9, 2024● Transfers are only permitted from the Fixed Account● Only initial purchase payments to the contract are eligible for the program
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
JP Morgan Multi-Asset Choice New York | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options.
JP Morgan Multi-Asset Choice New York | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
JP Morgan Multi-Asset Choice New York | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service Requests (see Principal Risks).
JP Morgan Multi-Asset Choice New York | AssetAllocationServiceMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	Assets in the Fixed Account are excluded from the program
Operation of Benefit [Text Block]	Asset Allocation Service is not available for assets held in the Fixed Account.
JP Morgan Multi-Asset Choice New York | AssetRebalancingMember
Prospectus:
Brief Restrictions / Limitations [Text Block]	Assets in the Fixed Account are excluded from the program
Operation of Benefit [Text Block]	Asset Rebalancing is not available for assets held in the Fixed Account.
JP Morgan Multi-Asset Choice New York | DollarCostAveragingMember
Prospectus:
Operation of Benefit [Text Block]	Dollar Cost AveragingFor contracts with applications signed on or after December 9, 2024, the Dollar Cost Averaging program is available under the contract at the time of application. Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Amounts allocated to the Fixed Account will be automatically transferred from the Fixed Account to any other Sub-Account(s). Only initial purchase payments to the contract are eligible for the Dollar Cost Averaging. Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers occur monthly or another frequency if permitted by Nationwide. Nationwide will process transfers until either value in the originating Fixed Account is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account will automatically reallocate to the same Sub-Accounts as previously instructed by the Contract Owner, unless Nationwide is instructed otherwise. This means that a Contract Owner is only able to remain in the Fixed Account for a limited time. Dollar Cost Averaging transfers are not considered transfer events. The Contract Owner can contact the Service Center to change their allocations when they are participating in the Dollar Cost Averaging programs.Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has allocated her initial purchase payment of $25,000 to the Fixed Account. She has elected the six-month Dollar Cost
Averaging program. The Fixed Account will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated to Sub-Account L and Sub-Account M. Each month, Nationwide will automatically transfer $5,000 from the Fixed Account and allocate $2,500 to Sub-Account M and $2,500 to Sub-Account L.

JP Morgan Multi-Asset Choice New York | SystematicWithdrawalsMember
Prospectus:
Operation of Benefit [Text Block]	The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.